Income Taxes - Reconciliation of the statutory federal income tax rate (benefit) (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Statutory federal income tax rate		21.00%	21.00%
Gain from settlement of deferred underwriting commissions		0.00%	(0.30%)
Valuation allowance		(34.40%)	(17.00%)
Total income tax benefit		0.00%	0.00%
AMCI ACQUISITION CORP. II
Income Tax Contingency [Line Items]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of derivative warrant liabilities	(855.90%)	59.40%
Offering costs allocated to derivative warrant liabilities	214.00%	0.00%
Gain from settlement of deferred underwriting commissions	0.00%	3.40%
Effective Income Tax Rate Reconciliation, Capitalized Merger Costs	0.00%	(111.90%)
Valuation allowance	620.90%	(1.50%)
Total income tax benefit	0.00%	(29.60%)